Dividends (Tables)	6 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of dividends

	Pence per share	Cash dividend paid £m	Scrip dividend £m
Ordinary dividends
Final dividend in respect of the year ended 31 March 2025	30.88	894	617
Interim dividend in respect of the year ended 31 March 2025	15.84	718	59
Final dividend in respect of the year ended 31 March 2024	39.12	811	643